Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2015 Fund

December 31, 2019

AFF15-QTLY-0220
1.811321.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.56% to 1.57% 2/27/20 (a)
(Cost $389,038)	390,000	389,084
	Shares	Value

Domestic Equity Funds - 25.0%
Fidelity Advisor Series Equity Growth Fund (b)	1,689,179	$23,935,662
Fidelity Advisor Series Growth Opportunities Fund (b)	1,217,745	15,769,792
Fidelity Advisor Series Small Cap Fund (b)	1,004,864	11,646,369
Fidelity Series All-Sector Equity Fund (b)	1,060,894	11,001,475
Fidelity Series Commodity Strategy Fund (b)	6,807,660	32,404,459
Fidelity Series Large Cap Stock Fund (b)	2,644,153	41,883,381
Fidelity Series Large Cap Value Index Fund (b)	343,227	4,527,167
Fidelity Series Opportunistic Insights Fund (b)	1,234,767	22,349,275
Fidelity Series Small Cap Opportunities Fund (b)	1,037,006	14,518,090
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,143,415	27,264,239
Fidelity Series Value Discovery Fund (b)	1,982,673	26,944,532
TOTAL DOMESTIC EQUITY FUNDS
(Cost $181,759,068)		232,244,441

International Equity Funds - 21.6%
Fidelity Series Canada Fund (b)	461,846	5,214,245
Fidelity Series Emerging Markets Fund (b)	724,000	7,066,242
Fidelity Series Emerging Markets Opportunities Fund (b)	3,083,146	63,605,304
Fidelity Series International Growth Fund (b)	2,793,041	48,934,073
Fidelity Series International Small Cap Fund (b)	586,577	10,153,649
Fidelity Series International Value Fund (b)	4,683,855	46,370,160
Fidelity Series Overseas Fund (b)	1,772,694	19,109,638
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $146,710,903)		200,453,311

Bond Funds - 41.5%
Fidelity Series Emerging Markets Debt Fund (b)	605,114	5,809,092
Fidelity Series Floating Rate High Income Fund (b)	152,316	1,416,543
Fidelity Series High Income Fund (b)	694,462	6,659,889
Fidelity Series Inflation-Protected Bond Index Fund (b)	7,458,211	74,955,017
Fidelity Series International Credit Fund (b)	68,120	686,645
Fidelity Series Investment Grade Bond Fund (b)	23,198,149	268,402,589
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,593,462	22,848,401
Fidelity Series Real Estate Income Fund (b)	414,237	4,610,461
TOTAL BOND FUNDS
(Cost $365,593,599)		385,388,637

Short-Term Funds - 12.0%
Fidelity Cash Central Fund 1.58% (c)	483,742	483,838
Fidelity Series Government Money Market Fund 1.65% (b)(d)	88,632,303	88,632,303
Fidelity Series Short-Term Credit Fund (b)	2,178,128	21,955,532
TOTAL SHORT-TERM FUNDS
(Cost $110,830,741)		111,071,673
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $805,283,349)		929,547,146
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(549,292)
NET ASSETS - 100%		$928,997,854

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	8	March 2020	$1,292,440	$6,589	$6,589
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	17	March 2020	1,731,025	(16,265)	(16,265)
TOTAL FUTURES CONTRACTS					$(9,676)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $171,596.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	19,779
Total	$19,779

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$32,546,778	$3,369,637	$12,994,503	$3,021,290	$3,480,357	$(2,466,607)	$23,935,662
Fidelity Advisor Series Growth Opportunities Fund	21,848,910	3,919,218	8,976,304	3,689,544	2,741,394	(3,763,426)	15,769,792
Fidelity Advisor Series Small Cap Fund	14,730,372	513,004	4,951,684	344,019	457,025	897,652	11,646,369
Fidelity Series All-Sector Equity Fund	14,439,639	1,000,276	5,482,901	814,629	107,922	936,539	11,001,475
Fidelity Series Canada Fund	5,061,159	569,304	891,478	116,595	17,369	457,891	5,214,245
Fidelity Series Commodity Strategy Fund	22,709,877	14,727,106	4,970,809	495,436	(717,498)	655,783	32,404,459
Fidelity Series Emerging Markets Debt Fund	7,351,000	391,550	1,932,495	310,366	(91,745)	90,782	5,809,092
Fidelity Series Emerging Markets Fund	6,122,573	1,882,368	931,280	152,815	(13,875)	6,456	7,066,242
Fidelity Series Emerging Markets Opportunities Fund	57,560,785	8,430,273	8,794,958	1,560,156	368,798	6,040,406	63,605,304
Fidelity Series Floating Rate High Income Fund	1,551,611	83,747	223,431	66,349	(13,393)	18,009	1,416,543
Fidelity Series Government Money Market Fund 1.65%	87,309,321	22,916,356	21,593,374	1,452,480	--	--	88,632,303
Fidelity Series High Income Fund	8,655,724	432,738	2,569,013	346,094	(46,426)	186,866	6,659,889
Fidelity Series Inflation-Protected Bond Index Fund	70,248,640	12,855,207	10,079,614	993,329	27,623	1,903,161	74,955,017
Fidelity Series International Credit Fund	634,225	40,382	--	40,382	--	8,101	686,645
Fidelity Series International Growth Fund	48,417,041	2,303,816	8,732,602	1,733,169	2,769,764	4,176,054	48,934,073
Fidelity Series International Small Cap Fund	11,290,776	950,291	3,236,884	430,015	627,192	522,274	10,153,649
Fidelity Series International Value Fund	46,313,712	4,762,787	7,706,276	1,823,425	416,766	2,583,171	46,370,160
Fidelity Series Investment Grade Bond Fund	262,356,116	38,148,328	41,161,717	6,213,085	86,605	8,973,257	268,402,589
Fidelity Series Large Cap Stock Fund	55,960,959	3,950,656	21,763,812	3,343,209	2,843,103	892,475	41,883,381
Fidelity Series Large Cap Value Index Fund	6,321,235	344,061	2,494,419	278,428	498,455	(142,165)	4,527,167
Fidelity Series Long-Term Treasury Bond Index Fund	49,275,645	3,893,450	32,370,325	2,360,300	2,825,025	(775,394)	22,848,401
Fidelity Series Opportunistic Insights Fund	30,342,218	2,209,197	11,534,235	1,883,745	3,627,963	(2,295,868)	22,349,275
Fidelity Series Overseas Fund	--	17,525,921	--	70,610	--	1,583,717	19,109,638
Fidelity Series Real Estate Income Fund	4,873,522	340,252	705,157	284,896	46,475	55,369	4,610,461
Fidelity Series Short-Term Credit Fund	21,687,199	4,133,601	4,107,431	453,808	8,623	233,540	21,955,532
Fidelity Series Small Cap Opportunities Fund	18,858,008	1,388,295	6,372,988	1,103,331	1,652,720	(1,007,945)	14,518,090
Fidelity Series Stock Selector Large Cap Value Fund	36,612,014	1,741,941	13,669,797	1,347,318	1,570,050	1,010,031	27,264,239
Fidelity Series Value Discovery Fund	36,176,450	1,697,618	13,621,391	1,058,540	2,110,103	581,752	26,944,532
	979,255,509	154,521,380	251,868,878	35,787,363	25,400,395	21,361,881	928,674,224

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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